Licenses (Licenses)	12 Months Ended
Dec. 31, 2014
Licenses
Licenses
Licenses

8.Licenses

	December 31, 2014
		Accumulated	Net book
	Cost	amortization	value
Inactivated hepatitis A	$3,405	$3,405	$—
Combined inactivated hepatitis A&B	490	490	—
H5N1 licenses (note 22(c))	1,482	1,130	352
Total	$5,377	$5,025	$352

	December 31, 2013
		Accumulated	Net book
	Cost	amortization	value
Inactivated hepatitis A	$3,490	$3,490	$—
Combined inactivated hepatitis A&B	502	452	50
H5N1 licenses (note 22(c))	1,519	797	722
Total	$5,511	$4,739	$772

(a)

On August 15, 2011, the Company entered into a non-exclusive main license agreement together with three sublicense agreements with Medimmune, LLC (“Medimmune”) to use patented reverse genetics technology pertaining to virus strain production for vaccines, including the H5N1 influenza virus strain. The Company amortized the patent fee on a straight-line method basis over the estimated useful life of 20 years. On August 15, 2012, the Company entered into amendment agreements with Medimmune which amended the term of the license agreements. As for the main license agreement, the estimated useful life of the patent was revised to end on December 29, 2015. The other three sublicense agreements have been revised to end on April 5, 2020, July 14, 2020, and May 23, 2021, respectively. Accordingly, the estimated useful life of the patent was revised to end on December 29, 2015 (note 22(c)) which is the termination date of the main license agreement.

(b)	Amortization expense for the licenses was $371 for the year ended December 31, 2014 (2013 - $435, 2012 - $228).

(c)	Estimated amortization expense for the existing license over their remaining useful lives as of December 31, 2014 is $352 within one year.

The amortization expense forecast is an estimate. Actual amounts of amortization expense may differ from estimated amounts due to additional intangible asset acquisitions, changes in foreign currency exchange rates, impairment of licenses and other events.